Retirement benefit and other post-retirement obligations (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Defined Plan Analysis
At 31 December 2023, the UK Group plan had approximately 26,300 members, analysed in the following table:

All figures in %	Active	Deferred	Pensioners	Total

Defined benefit	–	15	33	48

Defined contribution	10	42	–	52

Total	10	57	33	100

Summary of Principal Assumptions Used for UK Group Plan and US PRMB
The principal assumptions used for the UK Group plan and the US PRMB are shown below. Weighted average assumptions have been shown for the other plans, which primarily relate to US pension plans.

			2023			2022			2021

All figures in %	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB	UK Group plan	Other plans	PRMB
Inflation	3.0	2.0	–	3.4	2.0	–	3.3	1.4	–

Rate used to discount plan liabilities	4.6	4.9	5.0	4.9	5.3	5.3	1.9	2.8	2.6

Expected rate of increase in salaries	3.5	2.5	–	3.9	2.9	–	3.8	2.7	–

Expected rate of increase for pensions in payment and deferred pensions	1.75 to 5.10	–	–	1.95 to 5.20	–	–	2.35 to 5.10	–	–

Initial rate of increase in healthcare rate	–	–	6.5	–	–	6.5	–	–	6.3

Ultimate rate of increase in healthcare rate	–	–	5.0	–	–	5.0	–	–	5.0

Summary of Remaining Average Life Expectancy in Years of Pensioner Retiring at Age 65
Using the above tables, the remaining average life expectancy in years of a pensioner retiring at age 65 on the balance sheet date for the UK Group plan and US plans is as follows:

			UK			US

All figures in years	2023	2022	2021	2023	2022	2021

Male	21.8	22.5	22.6	20.7	20.6	20.5

Female	24.1	24.7	24.8	22.6	22.6	22.5
The remaining average life expectancy in years of a pensioner retiring at age 65, 20 years after the balance sheet date, for the UK and US Group plans is as follows:

		UK			US

All figures in years	2023	2022	2021	2023	2022	2021

Male	23.4	24.1	24.2	22.2	22.1	22.0

Female	25.8	26.4	26.5	24.1	24.0	23.9

Summary of Amounts Recognised in Income Statement
The amounts recognised in the income statement are as follows:

All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	2023 Total
Current service cost	16	2	18	45	–	63

Past service cost	–	–	–	–	–	–

Settlements	–	–	–	–	–	–

Administration expenses	8	–	8	–	–	8

Total operating expense	24	2	26	45	–	71

Interest on plan assets	(148)	(5)	(153)	–	–	(153)

Interest on plan liabilities	121	6	127	–	–	127

Net finance (income)/expense	(27)	1	(26)	–	–	(26)

Net income statement charge	(3)	3	–	45	–	45

						2022

All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	17	2	19	46	–	65

Past service cost	3	–	3	–	–	3

Settlements	–	–	–	–	–	–

Administration expenses	7	–	7	–	–	7

Total operating expense	27	2	29	46	–	75

Interest on plan assets	(77)	(3)	(80)	–	–	(80)

Interest on plan liabilities	67	3	70	–	1	71

Net finance (income)/expense	(10)	–	(10)	–	1	(9)

Net income statement charge	17	2	19	46	1	66

						2021

All figures in £ millions	UK Group plan	Defined benefit other	Sub-total	Defined contribution	PRMB	Total
Current service cost	17	2	19	37	–	56

Past service cost	–	–	–	–	–	–

Settlements	–	–	–	–	–	–

Administration expenses	6	–	6	–	–	6
Total operating expense	23	2	25	37	–	62

Interest on plan assets	(55)	(2)	(57)	–	–	(57)

Interest on plan liabilities	49	3	52	–	1	53

Net finance (income)/expense	(6)	1	(5)	–	1	(4)

Net income statement charge	17	3	20	37	1	58

Summary of Amounts Recognised in Balance Sheet
The amounts recognised in the balance sheet are as follows:

				2023				2022

All figures in £ millions	UK Group plan	Other funded plans	Other unfunded plans	Total	UK Group plan	Other funded plans	Other unfunded plans	Total
Fair value of plan assets	3,060	107	–	3,167	3,088	104	–	3,192

Present value of defined benefit obligation	(2,569)	(99)	(15)	(2,683)	(2,514)	(106)	(17)	(2,637)
Net pension asset/(liability)	491	8	(15)	484	574	(2)	(17)	555

Other post-retirement medical benefit obligation				(21)				(25)

Other pension accruals				(8)				(10)

Net retirement benefit asset				455				520
Analysed as:

Retirement benefit assets				499				581

Retirement benefit obligations				(44)				(61)

Summary of Gains (Losses) Recognised in Other Comprehensive Income
The following gains/(losses) have been recognised in other comprehensive income:

All figures in £ millions	2023	2022	2021
Amounts recognised for defined benefit plans	(86)	44	145

Amounts recognised for post-retirement medical benefit plans	1	10	4

Total recognised in year	(85)	54	149

Summary of Fair Value of Plan Assets
The fair value of plan assets comprises the following:

			2023			2022

All figures in %	UK Group plan	Other funded plans	Total	UK Group plan	Other funded plans	Total
Insurance	33	–	33	33	–	33

Equities	15	1	16	14	1	15

Fixed interest securities	6	2	8	5	2	7

Property	5	–	5	6	–	6

Pooled asset investment funds (including LDI)	24	–	24	23	–	23

Infrastructure	11	–	11	11	–	11

Cash and cash equivalents	1	–	1	3	–	3

Other	2	–	2	2	–	2

Summary of Quoted and Non Quoted Market Price
The plan assets do not include any of the Group’s own financial instruments, or any property occupied by the Group. The table below further disaggregates the plan assets into those assets which have a quoted market price in an active market and those that do not:

		2023		2022

All figures in %	Quoted market price	No quoted market price	Quoted market price	No quoted market price
Insurance	–	33	–	33

Equities	16	–	15	–

Fixed-interest securities	8	–	7	–

Property	–	5	–	6

Pooled asset investment funds (including LDI)	24	–	23	–

Infrastructure	–	11	–	11

Cash and cash equivalents	–	1	–	3

Other	–	2	–	2

Total	48	52	45	55

Summary of Liquidity Profile of UK Group Plan Assets	The liquidity profile of the UK Group plan assets is as follows:

All figures in %	2023	2022
Liquid – call <1 month	48	47

Less liquid – call 1–3 months	2	2

Illiquid – call >3 months	50	51

Summary of Changes in Values of Plan Assets and Liabilities
Changes in the values of plan assets and liabilities of the retirement benefit plans are as follows:

			2023			2022

All figures in £ millions	UK Group plan	Other plans	Total	UK Group plan	Other plans	Total
Fair value of plan assets

Opening fair value of plan assets	3,088	104	3,192	4,125	120	4,245

Recognition of Money Purchase assets	–	–	–	–	–	–

Exchange differences	–	(6)	(6)	–	12	12

Interest on plan assets	148	5	153	77	3	80

Return on plan assets excluding interest	(48)	5	(43)	(1,000)	(18)	(1,018)

Contributions by employer	–	15	15	15	2	17

Contributions by employees	7	–	7	7	–	7

Benefits paid	(135)	(14)	(149)	(136)	(15)	(151)

Settlements	–	(2)	(2)	–	–	–

Closing fair value of plan assets	3,060	107	3,167	3,088	104	3,192
Present value of defined benefit obligation

Opening defined benefit obligation	(2,514)	(123)	(2,637)	(3,588)	(143)	(3,731)

Recognition of Money Purchase liabilities	–	–	–	–	–	–

Exchange differences	–	6	6	–	(14)	(14)

Disposals	–	–	–	–	1	1

Current service cost	(16)	(2)	(18)	(17)	(2)	(19)

Past service cost	–	–	–	(3)	–	(3)

Administration expenses	(8)	–	(8)	(7)	–	(7)

Interest on plan liabilities	(121)	(6)	(127)	(67)	(3)	(70)

Actuarial losses – experience	(61)	(2)	(63)	(25)	(2)	(27)

Actuarial gains – demographic	52	–	52	14	–	14

Actuarial (losses)/gains – financial	(29)	(3)	(32)	1,050	25	1,075

Contributions by employees	(7)	–	(7)	(7)	–	(7)

Benefits paid	135	14	149	136	15	151

Settlements	–	2	2	–	–	–

Closing defined benefit obligation	(2,569)	(114)	(2,683)	(2,514)	(123)	(2,637)

Summary of Changes in Value of US PRMB
Changes in the value of the US PRMB are as follows:

All figures in £ millions	2023	2022
Opening defined benefit obligation	(25)	(34)

Exchange differences	1	(3)

Interest on plan liabilities	–	(1)

Actuarial gains – experience	2	5

Actuarial (losses)/gains – financial	(1)	5

Benefits paid	2	3

Closing defined benefit obligation	(21)	(25)

Summary of Effect Percentage of Discount Rate Increase (Decrease) on Defined Benefit Obligation and Total Pension Expense
The effect of a one percentage point increase and decrease in the discount rate on the defined benefit obligation and the total pension expense is as follows:

		2023

All figures in £ millions	1% increase	1% decrease
Effect:
(Decrease)/increase in defined benefit obligation – UK Group plan	(203)	251
(Decrease)/increase in defined benefit obligation – US plan	(5)	5
The effect of members living one year more or one year less on the defined benefit obligation is as follows:

		2023

All figures in £ millions	One year increase	One year decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	58	(58)
Increase/(decrease) in defined benefit obligation – US plan	2	(2)
The effect of a half percentage point increase and decrease in the inflation rate is as follows:

		2023

All figures in £ millions	0.5% increase	0.5% decrease
Effect:
Increase/(decrease) in defined benefit obligation – UK Group plan	61	(58)
Increase/(decrease) in defined benefit obligation – US plan	–	–